Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.82%
Aerospace & Defense–2.08%
Boeing Co. (The)(b)	68,036	$13,041,140
Agricultural & Farm Machinery–0.56%
Deere & Co.	9,318	3,516,427
Air Freight & Logistics–2.18%
United Parcel Service, Inc., Class B	87,282	13,604,645
Application Software–2.23%
Manhattan Associates, Inc.(b)	13,190	2,607,136
Synopsys, Inc.(b)	14,159	6,498,556
Tyler Technologies, Inc.(b)	12,479	4,818,641
		13,924,333
Automobile Manufacturers–0.25%
Tesla, Inc.(b)(c)	6,176	1,545,359
Automotive Parts & Equipment–1.14%
Mobileye Global, Inc., Class A (Israel)(b)(c)	170,930	7,102,141
Automotive Retail–1.05%
Valvoline, Inc.	203,306	6,554,585
Biotechnology–1.16%
Gilead Sciences, Inc.(c)	97,071	7,274,501
Broadline Retail–3.22%
Amazon.com, Inc.(b)	158,638	20,166,063
Commercial & Residential Mortgage Finance–0.21%
Rocket Cos., Inc., Class A(b)(c)	161,147	1,318,182
Communications Equipment–0.58%
Motorola Solutions, Inc.	13,221	3,599,285
Construction Materials–1.01%
Vulcan Materials Co.	31,127	6,288,277
Consumer Finance–1.72%
American Express Co.	72,276	10,782,856
Consumer Staples Merchandise Retail–1.38%
Walmart, Inc.	53,965	8,630,622
Distillers & Vintners–2.51%
Constellation Brands, Inc., Class A	62,439	15,692,794
Diversified Banks–3.33%
JPMorgan Chase & Co.	143,503	20,810,805
Diversified Financial Services–1.68%
Equitable Holdings, Inc.	370,006	10,504,470
Electric Utilities–0.88%
FirstEnergy Corp.	160,546	5,487,462
Electrical Components & Equipment–1.78%
Emerson Electric Co.	60,373	5,830,221
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	16,942	$5,309,792
		11,140,013
Financial Exchanges & Data–0.92%
Intercontinental Exchange, Inc.	52,455	5,771,099
Health Care Equipment–3.44%
Becton, Dickinson and Co.(c)	17,597	4,549,353
Boston Scientific Corp.(b)(c)	99,921	5,275,829
Zimmer Biomet Holdings, Inc.	104,206	11,693,997
		21,519,179
Health Care Facilities–2.22%
HCA Healthcare, Inc.	35,842	8,816,415
Tenet Healthcare Corp.(b)	77,039	5,076,100
		13,892,515
Hotels, Resorts & Cruise Lines–0.56%
Airbnb, Inc., Class A(b)	25,395	3,484,448
Industrial Machinery & Supplies & Components–1.00%
Otis Worldwide Corp.	77,835	6,250,929
Industrial REITs–2.60%
Prologis, Inc.	145,176	16,290,199
Insurance Brokers–0.98%
Arthur J. Gallagher & Co.	26,764	6,100,318
Integrated Oil & Gas–3.58%
Exxon Mobil Corp.(c)	190,222	22,366,303
Interactive Media & Services–6.55%
Alphabet, Inc., Class A(b)	164,560	21,534,322
Meta Platforms, Inc., Class A(b)	64,625	19,401,071
		40,935,393
Internet Services & Infrastructure–0.39%
Snowflake, Inc., Class A(b)	16,019	2,447,223
Investment Banking & Brokerage–1.97%
Charles Schwab Corp. (The)	224,721	12,337,183
IT Consulting & Other Services–1.02%
Amdocs Ltd.	75,536	6,382,037
Managed Health Care–1.15%
UnitedHealth Group, Inc.	14,286	7,202,858
Movies & Entertainment–1.10%
Netflix, Inc.(b)	18,276	6,901,018
Multi-line Insurance–0.50%
American International Group, Inc.	51,622	3,128,293
Multi-Utilities–1.19%
Dominion Energy, Inc.(c)	166,888	7,454,887
Oil & Gas Equipment & Services–0.90%
Schlumberger N.V.	96,797	5,643,265

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
Passenger Ground Transportation–0.89%
Uber Technologies, Inc.(b)	120,526	$5,542,991
Personal Care Products–1.51%
Coty, Inc., Class A(b)(c)	318,814	3,497,390
Kenvue, Inc.(c)	296,478	5,953,278
		9,450,668
Pharmaceuticals–4.70%
AstraZeneca PLC, ADR (United Kingdom)	102,175	6,919,291
Eli Lilly and Co.	25,720	13,814,983
Merck & Co., Inc.	84,024	8,650,271
		29,384,545
Regional Banks–0.28%
Columbia Banking System, Inc.(c)	86,009	1,745,983
Research & Consulting Services–1.26%
Equifax, Inc.	42,915	7,861,170
Restaurants–1.46%
Starbucks Corp.	100,141	9,139,869
Semiconductor Materials & Equipment–1.23%
Applied Materials, Inc.	55,480	7,681,206
Semiconductors–5.27%
ARM Holdings PLC, ADR(b)	50,499	2,702,706
NVIDIA Corp.	48,605	21,142,689
QUALCOMM, Inc.	30,182	3,352,013
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	66,234	5,755,735
		32,953,143
Soft Drinks & Non-alcoholic Beverages–2.64%
Coca-Cola Co. (The)	135,740	7,598,725
PepsiCo, Inc.	52,472	8,890,856
		16,489,581
Specialty Chemicals–0.88%
DuPont de Nemours, Inc.(c)	73,822	5,506,383
Systems Software–9.03%
Microsoft Corp.	146,187	46,158,545
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	18,447	$10,311,135
		56,469,680
Technology Hardware, Storage & Peripherals–6.14%
Apple, Inc.	224,381	38,416,271
Tobacco–0.72%
British American Tobacco PLC, ADR (United Kingdom)(c)	143,545	4,508,748
Transaction & Payment Processing Services–3.06%
Fiserv, Inc.(b)	71,005	8,020,725
Mastercard, Inc., Class A	28,123	11,134,177
		19,154,902
Wireless Telecommunication Services–0.73%
T-Mobile US, Inc.(b)	32,714	4,581,596
Total Common Stocks & Other Equity Interests (Cost $485,913,526)		617,977,843
Money Market Funds–0.87%
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e) (Cost $5,443,217)	5,442,129	5,443,217
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $491,356,743)		623,421,060
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.19%
Invesco Private Government Fund, 5.30%(d)(e)(f)	16,093,227	16,093,227
Invesco Private Prime Fund, 5.51%(d)(e)(f)	41,382,583	41,382,583
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,477,087)		57,475,810
TOTAL INVESTMENTS IN SECURITIES–108.88% (Cost $548,833,830)		680,896,870
OTHER ASSETS LESS LIABILITIES—(8.88)%		(55,515,211)
NET ASSETS–100.00%		$625,381,659
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,088,349	$25,949,189	$(28,037,538)	$-	$-	$-	$88,229
Invesco Liquid Assets Portfolio, Institutional Class	1,471,625	61,315,581	(57,344,036)	(205)	252	5,443,217	133,258
Invesco Treasury Portfolio, Institutional Class	2,386,684	29,656,216	(32,042,900)	-	-	-	89,525
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,864,950	283,602,108	(275,373,831)	-	-	16,093,227	426,374*
Invesco Private Prime Fund	20,224,158	608,507,106	(587,333,073)	(2,728)	(12,880)	41,382,583	1,136,553*
Total	$34,035,766	$1,009,030,200	$(980,131,378)	$(2,933)	$(12,628)	$62,919,027	$1,873,939

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$617,977,843	$—	$—	$617,977,843
Money Market Funds	5,443,217	57,475,810	—	62,919,027
Total Investments	$623,421,060	$57,475,810	$—	$680,896,870
Invesco V.I. Main Street Fund®